DERIVATIVE INSTRUMENTS - Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment related gains (losses), net | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ (105)	$ (10)	$ 0
Investment related gains (losses), net | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	29	3	0
Investment related gains (losses), net | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	81	(1)	5
Investment related gains (losses), net | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	1	0	0
Investment related gains (losses), net | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	1	(1)	0
Net investment results from funds withheld | Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	(37)	(4)	0
Interest sensitive contract benefits | Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ 61	$ (11)	$ 0